UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                               WASHINGTON, D.C. 20549
                                     Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ending: September 30, 2010 Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
     Name:            Mountain Pacific Investment Advisers, Inc.
     Address:         877 Main St., Suite 704
                      Boise, ID  83702
     13F File Number:  28-07234

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Rod MacKinnon
Title:   Secretary/Treasurer
Phone:   208-336-1422
Signature,              Place,                   and Date of Signing:
Roderick MacKinnon      Boise, Idaho             October 26, 2010

Report Type (Check only one.):      [x]    13F Holding Report
                                    [ ]    13F Notice
                                    [ ]    13F Combination Report
List of Other Managers Reporting for this Manager:  NONE

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     104
Form 13F Information Table Value Total:     479356
List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     1064 12266.28 SH       SOLE                 12266.28
Abbott Laboratories            COM              002824100     2991 57253.00 SH       SOLE                 57253.00
Alliance Data Sys Corp         COM              018581108    14269 218650.00SH       SOLE                218650.00
Ametek Inc                     COM              031100100    17644 369348.00SH       SOLE                369348.00
Amphenol Corp Cl A             COM              032095101    14002 285875.00SH       SOLE                285875.00
Apple Computer Inc             COM              037833100      426  1500.00 SH       SOLE                  1500.00
Aptargroup Inc                 COM              038336103    16398 359062.00SH       SOLE                359062.00
Automatic Data Processing      COM              053015103      269  6400.00 SH       SOLE                  6400.00
BP plc - Sponsored ADR         COM              055622104      242  5866.00 SH       SOLE                  5866.00
Baldor Electric                COM              057741100     4693 116161.00SH       SOLE                116161.00
Bank Of America Corp           COM              060505104      575 43904.98 SH       SOLE                 43904.98
Baxter International Inc       COM              071813109     1258 26369.00 SH       SOLE                 26369.00
Beckman Coulter Inc            COM              075811109     3647 74750.00 SH       SOLE                 74750.00
Becton, Dickinson & Co         COM              075887109     1676 22620.00 SH       SOLE                 22620.00
Bed Bath & Beyond Inc          COM              075896100     8785 202377.00SH       SOLE                202377.00
Berkshire Hathaway Inc Cl A    COM              084670108      373   300.00 SH       SOLE                   300.00
C R Bard                       COM              067383109    13424 164850.00SH       SOLE                164850.00
C.H. Robinson Worldwide        COM              12541w209    12869 184050.00SH       SOLE                184050.00
Canadian National Railway Co   COM              136375102      243  3798.00 SH       SOLE                  3798.00
Capital One Financial Corp     COM              14040H105     1268 32060.00 SH       SOLE                 32060.00
Chevron Texaco Corp            COM              166764100     2491 30733.00 SH       SOLE                 30733.00
Church & Dwight Co Inc         COM              171340102     4351 67000.00 SH       SOLE                 67000.00
Cisco Systems Inc              COM              17275R102     1105 50442.00 SH       SOLE                 50442.00
Citigroup Inc                  COM              172967101      172 44045.00 SH       SOLE                 44045.00
City National Corp             COM              178566105     5684 107100.00SH       SOLE                107100.00
Colgate-Palmolive Co           COM              194162103      496  6450.00 SH       SOLE                  6450.00
Composite Tech Corp            COM              20461S108        6 28500.00 SH       SOLE                 28500.00
Costco Wholesale Corp          COM              22160K105     2490 38605.00 SH       SOLE                 38605.00
Covidien PLC                   COM              g2554f105     1095 27250.00 SH       SOLE                 27250.00
Danaher Corp                   COM              235851102    20332 500666.00SH       SOLE                500666.00
Dentsply International Inc     COM              249030107     9697 303330.00SH       SOLE                303330.00
Donaldson Co                   COM              257651109    17768 377000.00SH       SOLE                377000.00
Dun & Bradstreet Corp          COM              26483E100     9323 125750.00SH       SOLE                125750.00
Ecolab Inc                     COM              278865100    12429 244950.00SH       SOLE                244950.00
Edwards Lifesciences           COM              28176E108     7315 109100.00SH       SOLE                109100.00
Emerson Electric               COM              291011104      269  5102.39 SH       SOLE                  5102.39
Equifax Inc                    COM              294429105     9152 293325.00SH       SOLE                293325.00
Exxon Mobil Corp               COM              30231G102     3254 52668.89 SH       SOLE                 52668.89
Fastenal Co.                   COM              311900104     6487 121950.00SH       SOLE                121950.00
Fidelity National Information  COM              31620M106     7399 272708.00SH       SOLE                272708.00
Fifth Third Bancorp            COM              316773100      327 27192.00 SH       SOLE                 27192.00
Fiserv, Inc                    COM              337738108    18129 336847.00SH       SOLE                336847.00
General Electric Co            COM              369604103     3200 196901.03SH       SOLE                196901.03
General Mills                  COM              370334104      265  7258.00 SH       SOLE                  7258.00
Global Payments Inc.           COM              37940X102     9717 226550.00SH       SOLE                226550.00
Henry Schein Inc               COM              806407102     9926 169450.00SH       SOLE                169450.00
Honeywell Intn'l Inc           COM              438516106      580 13204.00 SH       SOLE                 13204.00
Hospira Inc                    COM              441060100    13426 235497.00SH       SOLE                235497.00
IHS Inc Cl A                   COM              451734107     7948 116880.00SH       SOLE                116880.00
ITT Corporation                COM              450911102     8101 172978.00SH       SOLE                172978.00
Idex Corp                      COM              45167R104    15840 446073.00SH       SOLE                446073.00
Int'l Business Machines        COM              459200101     2773 20676.00 SH       SOLE                 20676.00
Intel Corp                     COM              458140100      484 25227.06 SH       SOLE                 25227.06
J P Morgan Chase & Co          COM              46625H100     2316 60860.00 SH       SOLE                 60860.00
Johnson & Johnson              COM              478160104     2418 39028.00 SH       SOLE                 39028.00
Landstar System Inc            COM              515098101     6662 172510.00SH       SOLE                172510.00
Lender Processing Services     COM              52602e102     6260 188380.00SH       SOLE                188380.00
Life Technologies Corp         COM              53217v109     7867 168485.00SH       SOLE                168485.00
M & T Bank Corp                COM              55261F104     5543 67750.00 SH       SOLE                 67750.00
MSC Industrial Direct Co Cl A  COM              553530106    11783 218040.00SH       SOLE                218040.00
McDonald's Corp                COM              580135101      343  4605.26 SH       SOLE                  4605.26
Micron Technology              COM              595112103      262 36342.00 SH       SOLE                 36342.00
Microsoft Corp                 COM              594918104      425 17354.00 SH       SOLE                 17354.00
Mylan Laboratories             COM              628530107      216 11500.00 SH       SOLE                 11500.00
New York Community Bancorp     COM              649445103      424 26100.00 SH       SOLE                 26100.00
Nike Inc Cl B                  COM              654106103      487  6080.00 SH       SOLE                  6080.00
Norfolk Southern Corp          COM              655844108      208  3500.00 SH       SOLE                  3500.00
Oracle Corp                    COM              68389X105      865 32200.00 SH       SOLE                 32200.00
PNC Financial Serv. Group      COM              693475105      262  5039.00 SH       SOLE                  5039.00
PepsiCo, Inc                   COM              713448108      997 15004.00 SH       SOLE                 15004.00
Pfizer Inc                     COM              717081103      375 21819.00 SH       SOLE                 21819.00
Proctor & Gamble Co            COM              742718109     1924 32091.00 SH       SOLE                 32091.00
Quest Diagnostics Inc          COM              74834L100     9584 189900.00SH       SOLE                189900.00
Robert Half Int'l Inc          COM              770323103     1950 75000.00 SH       SOLE                 75000.00
Rockwell Collins, Inc          COM              774341101    12064 207110.00SH       SOLE                207110.00
Roper Industries Inc           COM              776696106     9259 142050.00SH       SOLE                142050.00
Rovi Corp                      COM              779376102     2369 47000.00 SH       SOLE                 47000.00
Royal Dutch Shell PLC-ADR A    COM              780259206      282  4670.00 SH       SOLE                  4670.00
Scripps Ntwrks Int Cl A        COM              811065101      276  5800.00 SH       SOLE                  5800.00
Sealed Air Corp                COM              81211K100      593 26400.00 SH       SOLE                 26400.00
Solera Holdings Inc            COM              83421A104     5103 115550.00SH       SOLE                115550.00
Teleflex Inc                   COM              879369106     5768 101577.00SH       SOLE                101577.00
Texas Instruments              COM              882508104      451 16600.00 SH       SOLE                 16600.00
Thermo Fisher Scientific Inc   COM              883556102     9915 207080.00SH       SOLE                207080.00
U.S. Bancorp                   COM              902973304     4155 192172.00SH       SOLE                192172.00
United Parcel Srvc Cl B        COM              911312106     1079 16175.00 SH       SOLE                 16175.00
United Technologies Corp       COM              913017109     4193 58870.00 SH       SOLE                 58870.00
Varian Medical Systems         COM              92220P105     3327 55000.00 SH       SOLE                 55000.00
Verisk Analytics Inc Cl A      COM              92345y106     3728 133100.00SH       SOLE                133100.00
Wal-Mart Stores                COM              931142103      335  6260.00 SH       SOLE                  6260.00
Waters Corp                    COM              941848103     7662 108250.00SH       SOLE                108250.00
Wells Fargo & Co.              COM              949746101     2804 111666.29SH       SOLE                111666.29
Westamerica Bancorp            COM              957090103     5318 97600.00 SH       SOLE                 97600.00
Western Union Co               COM              959802109     6432 363989.00SH       SOLE                363989.00
Zions Bancorporation           COM              989701107     2403 112480.00SH       SOLE                112480.00
Financial Select Sector SPDR E COM              81369Y605      284 19775.0000SH      SOLE               19775.0000
Franklin Oregon Tax Free Incom COM              354723785      324 26609.2600SH      SOLE               26609.2600
Harbor International Fd Ins    COM              411511306      268 4722.4860SH       SOLE                4722.4860
Janus Short Term Bd            COM              471023887       37 11826.5470SH      SOLE               11826.5470
Loomis Sayles Bond Fund Cl R   COM              543495832      216 15284.1550SH      SOLE               15284.1550
Metropolitan West Total Return COM              592905103      115 10735.5200SH      SOLE               10735.5200
Perkins Mid Cap Value Fund Inv COM              471023598      364 17616.6140SH      SOLE               17616.6140
UMB Scout Intl Fund            COM              904199403      257 8446.5520SH       SOLE                8446.5520
Vanguard 500 Index Fund        COM              922908108      660 6279.9560SH       SOLE                6279.9560